JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 1, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the Funds listed on Appendix A
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Funds listed on Appendix A does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 160 (Amendment No. 161 under the Investment Company Act of 1940) filed electronically on June 29, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/  Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Appendix A

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund